Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
7.   Convertible Notes Payable

 2010 Unsecured Convertible Notes Payable

In March 2010, the Company issued 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The original terms of the March 2010 Notes provided for a mandatory conversion feature upon the closing of an initial public offering of the Company’s common stock that would automatically convert the outstanding principal amount of the notes into shares of the Company’s common stock at the lesser of $8.00 per share or 80% of the public offering price, subject to a minimum $4.00 per share conversion price. In addition, the original terms of the March 2010 notes permitted note holders to convert the outstanding principal into shares of the Company’s common stock at any time, based on a conversion price of $8.00 per share, subject to certain adjustments. The March 2010 Notes were scheduled to mature in March 2012. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. In late 2011 and early 2012, all of the March 2010 Notes were amended to provide for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 filed by the Company with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the March 2010 Notes, representing an aggregate of $4,868,017 in principal and accrued interest, were converted into 4,868,041 shares of the Company’s common stock.  In conjunction with the conversion of the March 2010 Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options, and charged to interest expense the associated unamortized discount of $13,500 and the unamortized deferred offering costs of $13,883.

2011 Unit Offering Notes

In October 2011, the Company initiated a private placement of securities in which the Company offered units, each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes were scheduled to mature three years from the date of issuance and accrued interest at 10% per year. Per the terms of the 2011 Unit Offering Notes, all principal and accrued interest automatically converted into shares of the Company’s common stock based on a conversion price of $0.60 per share on the effective date of the Company’s Form 10, which was February 27, 2012. The warrants were fully vested upon issuance, have a term of five years, and have an exercise price of $0.75 per share. Upon completion of the unit offering in February 2012, the Company had sold 54.305 units resulting in the issuance of convertible notes in the aggregate principal amount of $5,430,500 and warrants to purchase 2,715,250 shares of common stock under the terms described above. Of the 54.305 units sold, 38.055 units were sold after December 31, 2011. The Company’s placement agent for the unit offering, and its sub-placement agents, received an aggregate cash fee equal to 10% of the gross proceeds from the offering, as well as warrants to purchase an aggregate of 941,288 shares of the Company’s common stock, which represented 8% of the aggregate number of shares of common stock issuable upon conversion of the 2011 Unit Offering Notes and exercise of the warrants sold in the unit offering, at the time of issuance.  The warrants issued to the placement agent and its sub-placement agents have an exercise price of $0.60 per share.  The fair value of these warrants of $237,299 was calculated using the Black-Scholes pricing model assuming a dividend yield of 0%, an expected volatility of 48%, a risk free interest rate of 0.89% and an expected life of five years.  The $237,299 was recorded as a deferred offering cost to be amortized to interest expense using the effective interest method over the term of the 2011 Unit Offering Notes.

Utilizing guidance in ASC 470-20, the Company initially allocated the proceeds from the sale of the units on a relative fair value basis between the convertible notes and the warrants issued. Using the relative fair value of the notes, an effective conversion price was determined which resulted in a beneficial conversion feature (“BCF”). The fair value of the warrants was calculated using the Black-Scholes pricing model assuming a dividend yield of 0%, an expected volatility of 49%, a risk free interest rate of 0.93% and an expected life of five years. The relative fair value of the warrants issued and the intrinsic value of the BCF, which were $383,204 each for the units issued in 2012, were recorded as increases to additional paid-in capital and a discount to the carrying value of the 2011 Unit Offering Notes. Management estimated the fair value of the Company’s common stock to be $0.60 per share at the time the 2011 Unit Offering Notes were issued, and management believed the 10% stated interest rate approximated the market interest rate. The effective conversion price of the conversion feature under the 2011 Unit Offering Notes was $0.54 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the 2011 Unit Offering Notes, representing an aggregate of $5,491,929 in principal and accrued interest, were converted into 9,153,248 shares of the Company’s common stock.  In conjunction with the conversion of the 2011 Unit Offering Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options, and charged the related aggregate unamortized debt discount of $1,063,018 and unamortized deferred offering costs of $785,239 to interest expense.

2011 Junior Secured Convertible Note Payable and Strategic Agreement

In April 2011, the Company issued a $2,000,000 subordinated secured convertible note (“April 2011 Note”) to a medical device co-development partner (“Strategic Partner”). The April 2011 Note matures in April 2016, unless earlier converted, and it accrues interest at the rate of 10% per year. Interest is payable at maturity if the note is not converted. The April 2011 Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (see Note 6). In the event the Company closes a qualified financing, which is defined as an equity financing in which the Company issues shares of its preferred stock and receives at least $10,000,000 in net proceeds, the principal and accrued interest of the April 2011 Note will automatically convert into shares of the preferred stock that are issued  in the qualified financing if the number of shares to be issued upon conversion represents at least 10% of the Company’s outstanding shares of stock on a fully diluted basis. If the number of shares that would be issued upon conversion represents less than 10% of the Company’s outstanding shares of stock on a fully diluted basis, the conversion will be at the Strategic Partner’s election. Under the original terms, the Strategic Partner had the right to accelerate the maturity date of the April 2011 Note if the Company did not consummate a qualified financing within 180 days following the issue date of the note. The terms of the April 2011 Note were amended in September 2011 to extend the period within which to complete a qualified financing from 180 days to 360 days (April 2012)  and to establish a maximum conversion price of $0.60 per share (again, only in connection with the closing of a qualified financing). The April 2011 Note was further amended in February 2012 to remove the acceleration provision mentioned above related to the consummation of a qualified financing and to provide the Strategic Partner the option to convert the April 2011 Note into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 23, 2013, regardless of whether there is a qualified financing within that period of time.

Concurrent with the issuance of the April 2011 Note, the Company and the Strategic Partner entered into a Co-Development and Distribution Agreement pursuant to which the Company appointed the Strategic Partner as the exclusive distributor of the Company’s ClearPoint system products in the MRI-guided neurological drug delivery field and as a non-exclusive distributor of the Company’s ClearPoint system products for other MRI-guided neurological applications. In connection with the Co-Development and Distribution Agreement, the Company is obligated to perform a limited amount of training and support functions. In addition, under the Co-Development and Distribution Agreement, the Company licensed certain ClearPoint system technology to the Strategic Partner, and the Company and the Strategic Partner will work together to potentially integrate the Company’s ClearPoint product line into the Strategic Partner’s interventional MRI product line, particularly for an MRI-guided neurological drug delivery application.

Relying upon guidance in ASC 605-25, the Company analyzed whether the deliverables of the arrangement with the Strategic Partner represented separate units of accounting. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined that the April 2011 Note was the only element of the arrangement that had standalone value to the Strategic Partner separate from the other elements; thus, the Company accounted for the arrangement in two units of accounting. The distribution, license, service and support elements of the arrangement did not have value to the Strategic Partner on an individual basis, but together these elements did have value to the Strategic Partner and, therefore, represent a unit of accounting. The Company applied the relative selling price method to determine the value to associate with each unit of accounting. This method establishes a hierarchy of factors to consider when determining relative selling price: (1) vendor-specific objective evidence, (2) third-party evidence of selling price, or lastly, (3) management’s best estimate of the selling price. Because of the unique nature of the rights conveyed, there was no vendor-specific objective evidence or third-party evidence of relative selling price. Therefore, the Company was required to use its best estimate of the relative selling price of the deliverables comprising each unit of accounting. The Company determined the relative selling price of the unit of accounting associated with the distribution, license, service and support elements to be zero, as the Company would have conveyed these rights and assumed these obligations in exchange for the potential benefits from leveraging the distribution resources of the Strategic Partner (i.e. sales to the Strategic Partner are expected to yield similar net profits to those the Company generates on its direct customer sales). The other unit of accounting is comprised of the April 2011 Note with its junior security interest. Upon the issuance of the note, the note’s conversion feature did not require any accounting adjustment since it was a contingent feature subject to the completion of a qualified financing, which is not considered to be within the Company’s control. Therefore, the full $2,000,000 in cash proceeds was recorded as a liability related to the April 2011 Note. The Company determined that the February 2012 amendment to the April 2011 Note which provided the optional conversion feature represented conventional convertible debt and did not require any additional accounting treatment.

The table below summarizes convertible notes payable by liability classification:

	Current		Long-term
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total convertible notes payable - unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390

7. 2010 Senior Unsecured Convertible Notes Payable

In March 2010, the Company issued 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The original terms of the March 2010 Notes provide a mandatory conversion feature upon the closing of an initial public offering of the Company’s common stock that automatically converts the outstanding principal amount of the notes into shares of the Company’s common stock at the lesser of $8.00 per share or 80% of the public offering price, subject to a minimum $4.00 per share conversion price. In addition, the original terms of the March 2010 notes permit note holders to convert the outstanding principal into shares of the Company’s common stock at any time, based on a conversion price of $8.00 per share, subject to certain adjustments. The March 2010 Notes mature in March 2012, unless earlier converted, and accrue interest at the rate of 10% per annum. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. In late 2011 and early 2012, all of the March 2010 Notes were amended to provide for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. The Company filed a Form 10 registration statement with the SEC in December 2011, and the Company expects that its Form 10 registration statement will be effective on February 27, 2012. At that time, the March 2010 Notes will convert into shares of the Company’s common stock.

The Company applied the guidance in ASC 815-40, “Derivatives and Hedging Contracts in an Entity’s Own Equity,” in determining that the conversion features of the March 2010 Notes did not require derivative liability accounting treatment. The Company relied upon guidance in ASC 470-20, “Debt with Conversion and Other Options,” in determining that the non-mandatory conversion feature represented a beneficial conversion feature (“BCF”) that should be recorded as equity based on its intrinsic value. Upon the issuance of the March 2010 Notes, the intrinsic value of the BCF was $834,555, which represented the difference between the estimated fair value at the date of issuance of $9.64 per common share and the conversion price of $8.00 per share multiplied by the number of conversion shares. This BCF was recorded as debt discount, which is being amortized to interest expense using the effective interest method over the term of the March 2010 Notes.

The Company incurred approximately $293,000 of costs related to the issuance of the March 2010 Notes, comprised of placement agent commissions and legal fees. In addition, warrants with a five year term were issued to the placement agent exercisable for 25,444 shares of the Company’s common stock at a price equal to the lesser of $8.00 per share or 80% of the public offering price in the Company’s initial public offering, subject to a minimum $4.00 per share conversion price. The estimated fair value of the placement agent warrants at the date of issuance was $120,218 (Note 8). The total costs incurred in connection with the issuance of the March 2010 Notes of approximately $413,000 were capitalized as deferred financing costs and are being amortized using the effective interest method over the term of the March 2010 Notes. The unamortized balance at December 31, 2011 was $44,579.

Junior Secured Notes Payable [Member]
Debt Disclosure [Text Block]
8. Unit Offerings

2010 Junior Secured Notes

In November 2010, the Company issued an aggregate of 10,714,286 units and received proceeds of $3,000,000. The units were sold to existing stockholders of the Company and existing holders of other Company securities. Each unit consisted of a junior secured note, and one share of the Company’s common stock. The Company issued 10,714,286 shares of common stock and junior secured notes in the aggregate principal amount of $3,000,000. The notes mature in November 2020 and accrue interest at the rate of 3.5% per annum. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that secure the BSC Notes, as well as the April 2011 and the 2011 Unit Offering Notes. All outstanding principal and interest on the notes will be due and payable in a single payment upon maturity.

Under guidance in ASC 470, the Company allocated the $3,000,000 in proceeds from the sale of the units between the junior secured notes and the shares of common stock issued based on their relative fair values with $2,775,300 being recorded as equity. The junior secured notes were recorded at the principal amount of $3,000,000 less a discount of $2,775,300. This discount is being amortized to interest expense over the 10 year term of the notes using the effective interest method. The fair value of the notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the Company’s common stock was estimated by management using a market approach, with input from a third-party valuation specialist.

Four officers of the Company purchased an aggregate of 882,726 units in the offering for $247,164. In addition, three non-employee directors of the Company also purchased an aggregate of 567,203 units for $158,816 in the offering.

Five other non-employee directors had advanced a total of $190,000 to the Company in anticipation of the offering. However, due to the investment allocations for the offering, these five non-employee directors were not able to purchase units. All funds advanced to the Company by the five non-employee directors were returned, without interest, $90,000 of which was returned prior to December 31, 2010 and $100,000 of which was returned in January 2011. This $100,000 is included in other accrued liabilities at December 31, 2010.

2011 Junior Secured Convertible Notes

In October 2011, the Company began a private placement of securities in which the Company offerred units, with each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes mature three years from the date of issuance (October through December 2014), unless earlier converted, and accrue interest at 10% per year. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (Note 6) and pari passu with the security interest that secures the April 2011 Note (Note 9). The 2011 Unit Offering Notes, including the principal and all accrued interest, convert automatically into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. In addition, a note holder may elect at any time to convert the note into shares of the Company’s common stock, based on a conversion price of $0.60 per share. The warrants vest immediately, have a term of five years, and have an exercise price of $0.75 per share. At December 31, 2011, the Company had sold 16.25 units, resulting in the issuance of convertible notes in the aggregate principal amount of $1,625,000 and warrants to purchase 812,500 shares of common stock under the terms described above. The offering period for the Company’s sale of units extended beyond December 31, 2011. See Note 13 for additional information regarding units sold after December 31, 2011. The Company’s placement agent for the unit offering receives a cash fee equal to 10% of the gross proceeds, as well as a warrant to purchase that number of shares of the Company’s common stock equal to 8% of the number of shares of common stock issuable upon conversion of the notes and exercise of the warrants issued in the offering, at an exercise price of $0.60 per share. At December 31, 2011 the Company had $66,500 included in other accrued liabilities related to cash fees due to the placement agent, and none of the placement agent warrants had yet been issued as of December 31, 2011.

Utilizing guidance in ASC 470, the Company allocated the $1,625,000 in proceeds from the sale of the units on a relative fair value basis between the convertible notes and the warrants issued. Using the relative fair value of the notes, an effective conversion price was determined which resulted in a BCF. The fair value of the warrants issued was calculated using the Black-Scholes pricing model (see Note 10). The relative fair value of the 812,500 warrants issued and the intrinsic value of the BCF were each $163,633, and these amounts were recorded as increases to additional paid-in capital and a discount to the carrying value of the convertible notes. The Company’s management estimated the fair value of the Company’s common stock to be $0.60 at the time the convertible notes were issued, and the Company’s management believes the 10% stated interest rate to be a market rate. The effective conversion price of the conversion feature was $0.54 per common share. The total discount of $327,266 is being amortized to interest expense over the three year term of the notes using the effective interest method. The unamortized balance of the discount was $316,610 at December 31, 2011.

At December 31, 2011, the Company had incurred approximately $170,000 of costs related to the issuance of the units, comprised of placement agent cash fees and professional fees. These costs were capitalized as deferred financing costs, and, along with the fair value of the placement agent warrants once issued, will be amortized using the effective interest method over the three year term of the 2011 Unit Offering Notes.

The 2011 Junior Secured Convertible Note Payable [Member]
Debt Disclosure [Text Block]
9. 2011 Junior Secured Convertible Note Payable and Strategic Agreement

In April 2011, the Company issued a $2,000,000 subordinated secured convertible note (“April 2011 Note”) to a medical device co-development partner (“Strategic Partner”). The April 2011 Note matures in April 2016, unless earlier converted, and it accrues interest at the rate of 10% per year. Interest is payable at maturity if the note is not converted. The April 2011 Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (Note 6) and pari passu with security interest that secures the 2011 Unit Offering Notes (Note 8). In the event the Company closes a qualified financing, which is defined as an equity financing in which the Company issues shares of its preferred stock and receives at least $10,000,000 in net proceeds, the principal and accrued interest of the April 2011 Note will automatically convert into shares of preferred stock that are issued in the qualified financing if the number of shares to be issued upon conversion represents at least 10% of the Company’s outstanding shares of stock on a fully diluted basis. If the number of shares that would be issued upon conversion represents less than 10% of the Company’s outstanding shares of stock on a fully diluted basis, the conversion will be at the Strategic Partner’s election. Under the original terms, the Strategic Partner had the right to accelerate the maturity date of the April 2011 Note if the Company did not consummate a qualified financing within 180 days following the issue date of the note. The terms of the April 2011 Note were amended in September 2011 to extend the period within which to complete a qualified financing from 180 days to 360 days (April 2012). In addition, in September 2011, the terms of the April 2011 Note were amended to establish a maximum conversion price of $0.60 per share. Accordingly, the conversion price under the April 2011 Note will be the lesser of the price paid by investors in a qualified financing or $0.60 per share (again, contingent upon the completion of a qualified preferred stock financing). A further amendment to the April 2011 Note was executed in February 2012 that removed the acceleration provision mentioned above related to not consummating a qualified financing and that provides the Strategic Partner the option to convert principal and accrued interest into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 24, 2013.

Concurrent with the issuance of the April 2011 Note, the Company and the Strategic Partner entered into a Co-Development and Distribution Agreement pursuant to which the Company appointed the Strategic Partner as the exclusive distributor of the Company’s ClearPoint system products in the neurological drug delivery field and as a non-exclusive distributor of the Company’s ClearPoint system products for other neurological applications. In connection with the Co-Development and Distribution Agreement, the Company is obligated to perform a limited amount of training and support functions. In addition, under the Co-Development and Distribution Agreement, the Company licensed certain ClearPoint system technology to the Strategic Partner and will work together to potentially integrate the Company’s ClearPoint product line into the Strategic Partner’s interventional MRI product line, particularly for a neurological drug delivery application.

Relying upon guidance in ASC 605-25, the Company analyzed whether the deliverables of the arrangement with the Strategic Partner represented separate units of accounting. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined that the April 2011 Note was the only element of the arrangement that had standalone value to the Strategic Partner separate from the other elements; thus, the Company accounted for the arrangement in two units of accounting. The distribution, license, service, and support elements of the arrangement did not have value to the Strategic Partner on an individual basis, but together these elements did have value to the Strategic Partner and, therefore, represent a unit of accounting. The Company applied the relative selling price method to determine the value to associate with each unit of accounting. This method establishes a hierarchy of factors to consider when determining relative selling price: (1) vendor specific objective evidence, (2) third-party evidence of selling price, or lastly, (3) management’s best estimate of the selling price. Because of the unique nature of the rights conveyed, there was no vendor specific objective evidence or third party evidence of relative selling price. Therefore, the Company was required to use its best estimate of the relative selling price of the deliverables comprising each unit of accounting. The Company determined the relative selling price of the unit of accounting associated with the distribution, license, service, and support elements to be zero, as the Company would have conveyed these rights and assumed these obligations in exchange for the potential benefits from leveraging the distribution resources of the Strategic Partner (i.e. sales to the Strategic Partner are expected to yield similar net profits to those the Company generates on its direct customer sales). The other unit of accounting is comprised of the April 2011 Note with its junior security interest. The conversion feature associated with the note was not accorded any accounting treatment since this a contingent feature completely subject to the completion of a qualified financing, which is not considered to be within the Company’s control. Therefore, the full $2,000,000 in cash proceeds has been recorded as a liability related to the April 2011 Note.